Note 3 - Summary of Significant Accounting Policies (10-Q) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Tables
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	March 31, 2024
	(Level 1)	(Level 2)	(Level 3)

Assets
Cash equivalents (money market accounts)	$3,729,954	$—	$—
Total assets measured at fair value	$3,729,954	$—	$—
	December 31, 2023
Assets
Cash equivalents (money market accounts)	$7,792,846	$—	$—
Total assets measured at fair value	$7,792,846	$—	$—

	December 31, 2023
	(Level 1)	(Level 2)	(Level 3)
Assets
Cash equivalents (money market accounts)	$7,792,846	$-	$-
Total assets measured at fair value	$7,792,846	$-	$-
	December 31, 2022
	(Level 1)	(Level 2)	(Level 3)
Assets
Cash equivalents (money market accounts)	$4,093,579	$-	$-
Total assets measured at fair value	$4,093,579	$-	$-

Liabilities
Convertible Notes	$-	$-	$12,414,000
Total liabilities measured at fair value	$-	$-	$12,414,000

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Three Months Ended March 31,
2023
Beginning balance	$12,414,000
Fair value adjustment	(858,000)
Ending balance	$11,556,000

	Year Ended
	December 31, 2023	December 31, 2022
Beginning balance	$12,414,000	$10,025,000
Fair value adjustment	(5,424,251)	2,389,000
Reclassification to additional paid in capital upon conversion	(6,989,749)	-
Ending balance	$-	$12,414,000

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	March 31,
	2024	2023
Convertible preferred stock	—	3,331,201
Common stock warrants	102,462	43,621
Stock options	519,257	114,525
	621,719	3,489,347

	December 31,
	2023	2022

Preferred Series A-1	-	1,960,600
Preferred Series A-2	-	335,711
Preferred Series B	-	1,034,890
Warrants	598,457	43,618
Stock options	349,384	114,516
Total	947,841	3,489,335